SHARE-BASED PAYMENTS (Details)				12 Months Ended
	Dec. 31, 2021 USD ($) Option shares	Jul. 26, 2021 USD ($)	May 04, 2020 USD ($)	Dec. 31, 2021 USD ($) Option installment $ / shares	Dec. 31, 2020 USD ($) Option $ / shares	Dec. 31, 2019 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				2,533,781	1,651,000
Exercise price for 1 ADS ($) | $ / shares				$ 7.05	$ 6.90
Fair value of options on date of grant in U.S. dollars in thousands					$ 5,233,000
Expense recognized				$ 10,212,000	$ 4,202,000	$ 3,027,000
Number of options cancelled | Option				575,095	264,939
Each option exercisable into number of ordinary shares, ratio | Option	3,615,662			3,615,662	3,178,317
2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted			219,000
January 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					95,000
Exercise price for 1 ADS ($) | $ / shares					$ 6.60
Fair value of options on date of grant in U.S. dollars in thousands					$ 243,000
February 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					52,500
Exercise price for 1 ADS ($) | $ / shares					$ 6.05
Fair value of options on date of grant in U.S. dollars in thousands					$ 119,000
March 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					285,000
Exercise price for 1 ADS ($) | $ / shares					$ 4.87
Fair value of options on date of grant in U.S. dollars in thousands					$ 683,000
May 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					362,000
Exercise price for 1 ADS ($) | $ / shares					$ 7.50
Fair value of options on date of grant in U.S. dollars in thousands					$ 1,118,000
June 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					767,500
Exercise price for 1 ADS ($) | $ / shares					$ 7.72
Fair value of options on date of grant in U.S. dollars in thousands					$ 2,671,000
July 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					12,500
Exercise price for 1 ADS ($) | $ / shares					$ 7.69
Fair value of options on date of grant in U.S. dollars in thousands					$ 45,000
August 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					55,500
Exercise price for 1 ADS ($) | $ / shares					$ 8.72
Fair value of options on date of grant in U.S. dollars in thousands					$ 264,000
November 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					21,000
Exercise price for 1 ADS ($) | $ / shares					$ 10.20
Fair value of options on date of grant in U.S. dollars in thousands					$ 90,000
2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted		310,341		2,533,781
Fair value of options on date of grant in U.S. dollars in thousands	$ 10,221,000			$ 10,221,000
March 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				40,500
Exercise price for 1 ADS ($) | $ / shares				$ 9.44
Fair value of options on date of grant in U.S. dollars in thousands	151,000			$ 151,000
April 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				2,036,440
Exercise price for 1 ADS ($) | $ / shares				$ 7.08
Fair value of options on date of grant in U.S. dollars in thousands	8,274,000			$ 8,274,000
May 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				22,500
Exercise price for 1 ADS ($) | $ / shares				$ 7.05
Fair value of options on date of grant in U.S. dollars in thousands	90,000			$ 90,000
July 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				327,341
Fair value of options on date of grant in U.S. dollars in thousands	1,377,000			$ 1,377,000
July 2021 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ADS ($) | $ / shares				$ 6.9
July 2021 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ADS ($) | $ / shares				$ 7.08
August 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				53,500
Fair value of options on date of grant in U.S. dollars in thousands	210,000			$ 210,000
August 2021 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ADS ($) | $ / shares				$ 6.97
August 2021 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ADS ($) | $ / shares				$ 7.18
September 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				12,000
Exercise price for 1 ADS ($) | $ / shares				$ 4.56
Fair value of options on date of grant in U.S. dollars in thousands	31,000			$ 31,000
November 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				24,500
Exercise price for 1 ADS ($) | $ / shares				$ 4.54
Fair value of options on date of grant in U.S. dollars in thousands	63,000			$ 63,000
December 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				17,000
Exercise price for 1 ADS ($) | $ / shares				$ 2.65
Fair value of options on date of grant in U.S. dollars in thousands	$ 26,000			$ 26,000
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares	59,206,448
Stock Options | Exchange Offer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				2,805,281
Incremental value measured				$ 3,500,000
Expense recognized				$ 3,300,000
Stock Options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ADS ($) | $ / shares				$ 4.3	$ 4.28
Expected volatility				58.80%	57.73%
Risk free interest rate				0.01%	0.64%
Stock Options | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ADS ($) | $ / shares				$ 7.0	$ 9.19
Expected volatility				65.28%	63.63%
Risk free interest rate				2.31%	1.51%
Stock Options | 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option term				10 years
Stock Options | 2021 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company's ordinary shares | $ / shares				$ 4.28
Expected volatility				64.05%
Risk free interest rate				1.26%
Stock Options | 2021 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company's ordinary shares | $ / shares				$ 9.19
Expected volatility				66.65%
Risk free interest rate				1.73%
Stock Options | 2021 | Vesting, services exceeding one year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment				16
Vesting period				4 years
Stock Options | 2021 | Vesting, services exceeding one year | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period				1 year
Stock Options | 2021 | Vesting, services not exceeding one year | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period				1 year
Stock Options | 2021 | Vesting, one year following the date of grant (services not exceeding one year)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				1 year
Percentage of options vesting				0.25%
Stock Options | 2021 | Vesting, three years following one year after the date of grant (services not exceeding one year)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment				12
Other than directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					1,432,000
Other than directors | January 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					95,000
Other than directors | February 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					52,500
Other than directors | March 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					285,000
Other than directors | May 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					143,000
Other than directors | June 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					767,500
Other than directors | July 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					12,500
Other than directors | August 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					55,500
Other than directors | November 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					21,000
Other than directors | 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				2,223,440
Other than directors | March 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				40,500
Other than directors | April 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				2,036,440
Other than directors | May 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				22,500
Other than directors | July 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				17,000
Other than directors | August 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				53,500
Other than directors | September 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				12,000
Other than directors | November 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				24,500
Other than directors | December 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				17,000
To directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					219,000
To directors | May 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					219,000
To directors | 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				310,341
To directors | July 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted				310,341